CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (7,453)	$ (60,806)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	8,046	8,787
Share-based compensation	78,030	63,966
Amortization of premium and accretion of discount on marketable securities, net	(3,632)	(1,474)
Impairment of available-for-sale marketable securities	2,674	0
Deferred income taxes, net	(314)	(8,430)
Amortization of debt discount and issuance costs	1,504	1,496
Decrease in trade receivables	30,423	15,322
Increase in prepaid expenses, other current and long-term assets and others	(16,629)	(16,328)
Changes in operating lease right-of-use assets	3,346	3,865
Increase (decrease) in trade payables	(4,619)	370
Increase in short-term and long-term deferred revenue	37,478	10,212
Decrease in employees and payroll accruals	(12,394)	(17,868)
Increase in accrued expenses and other current and long-term liabilities	671	614
Changes in operating lease liabilities	(4,153)	(4,773)
Net cash provided by (used in) operating activities	112,978	(5,047)
Cash flows from investing activities:
Investment in short-term and long-term deposits	(170,820)	(87,318)
Proceeds from short-term and long-term deposits	292,675	178,603
Investment in marketable securities and other	(129,480)	(228,232)
Proceeds from sales and maturities of marketable securities and other	181,482	181,569
Purchase of property and equipment	(4,485)	(3,522)
Net cash provided by investing activities	169,372	41,100
Cash flows from financing activities:
Proceeds from (payments of) withholding tax related to employee stock plans	(7,361)	5,213
Proceeds from exercise of stock options	3,845	777
Proceeds in connection with employee stock purchase plan	9,771	7,695
Net cash provided by financing activities	6,255	13,685
Increase in cash and cash equivalents	288,605	49,738
Effect of exchange rate differences on cash and cash equivalents	(3,524)	(892)
Cash and cash equivalents at the beginning of the period	355,933	347,338
Cash and cash equivalents at the end of the period	641,014	396,184
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	2,583	582
Non-cash purchase of property and equipment	582	576
Supplemental disclosure of cash flow activities:
Cash paid for income taxes	$ 8,662	$ 5,304